Accounts Payable and Accrued Expenses	9 Months Ended
Aug. 31, 2025
M2i Global Inc [Member]
Accounts Payable and Accrued Expenses

Note 6 – Accounts Payable and Accrued Expenses

During the nine months ended August 31, 2025, the Company’s accounts payables and accrued expenses increased to $1,537,279 from $1,058,726 at the year ended November 30, 2024 for an increase of $478,553. The increase was due to the accrual of professional fees, accrued directors fees, and accounts payables as the Company continues to shift its operations a noted in Note 1 above.